Unconsolidated Segment Results (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Net premiums and policy fees	$ 665,596	$ 683,852	$ 1,449,591	$ 1,408,097	$ 1,288,373
Interest and similar income, net	2,125,259	2,063,442	4,180,103	3,957,298	3,592,117
Change in fair value of assets and liabilities	798,430	(455,691)	(532,720)	1,841,989	921,265
Realized investment (losses) gains, net	(58,533)	49,067	94,413	77,762	188,297
Fee, commission, and other revenue	152,263	152,296	303,399	311,820	306,779
Total revenue (loss)	3,683,015	2,492,966	5,494,786	7,596,966	6,296,831
Benefits and expenses:
Net benefits and expenses	3,059,273	905,142	2,603,094	5,875,825	3,704,019
General and administrative and commission	1,057,102	922,974	1,809,071	2,214,039	1,641,635
Change in deferred acquisition costs, net	(304,633)	99,293	239,259	(673,086)	206,699
Total benefits and expenses	3,811,742	1,927,409	4,651,424	7,416,778	5,552,353
Pretax income (loss)	(128,727)	565,557	843,362	180,188	744,478
Operating Segments | Annuities
Revenue:
Net premiums and policy fees	520,793	554,213	1,133,285	1,148,803	1,050,072
Interest and similar income, net	2,031,637	1,978,783	4,004,121	3,799,849	3,464,951
Change in fair value of assets and liabilities	804,162	(452,991)	(492,479)	1,805,611	843,121
Realized investment (losses) gains, net	(57,494)	47,115	90,948	74,926	172,940
Fee, commission, and other revenue	118,160	118,521	236,454	246,021	239,692
Total revenue (loss)	3,417,258	2,245,641	4,972,329	7,075,210	5,770,776
Benefits and expenses:
Net benefits and expenses	2,891,045	756,780	2,296,057	5,582,740	3,378,366
General and administrative and commission	939,756	797,369	1,554,120	1,964,597	1,408,107
Change in deferred acquisition costs, net	(285,637)	130,971	279,582	(615,902)	264,068
Total benefits and expenses	3,545,164	1,685,120	4,129,759	6,931,435	5,050,541
Pretax income (loss)	(127,906)	560,521	842,570	143,775	720,235
Operating Segments | Life
Revenue:
Net premiums and policy fees	70,432	59,973	172,660	117,950	104,715
Interest and similar income, net	55,403	49,449	103,419	90,088	71,125
Change in fair value of assets and liabilities	(5,638)	(2,251)	(38,553)	41,292	77,920
Realized investment (losses) gains, net	(141)	725	1,597	1,579	2,227
Fee, commission, and other revenue	280	100	186	474	583
Total revenue (loss)	120,336	107,996	239,309	251,383	256,570
Benefits and expenses:
Net benefits and expenses	58,489	54,026	114,377	147,348	180,923
General and administrative and commission	71,690	82,258	165,479	162,973	136,417
Change in deferred acquisition costs, net	(24,744)	(36,922)	(53,642)	(72,109)	(71,632)
Total benefits and expenses	105,435	99,362	226,214	238,212	245,708
Pretax income (loss)	14,901	8,634	13,095	13,171	10,862
Operating Segments | Questar
Revenue:
Interest and similar income, net	17		3	(17)	(16)
Realized investment (losses) gains, net				1	8
Fee, commission, and other revenue	53,478	53,501	105,830	102,234	93,485
Total revenue (loss)	53,495	53,501	105,833	102,218	93,477
Benefits and expenses:
General and administrative and commission	56,735	55,712	110,624	111,967	110,633
Total benefits and expenses	56,735	55,712	110,624	111,967	110,633
Pretax income (loss)	(3,240)	(2,211)	(4,791)	(9,749)	(17,156)
Operating Segments | Legacy
Revenue:
Net premiums and policy fees	74,371	69,666	143,646	141,344	133,586
Interest and similar income, net	38,202	35,210	72,560	67,378	56,057
Change in fair value of assets and liabilities	(94)	(449)	(1,688)	(4,914)	224
Realized investment (losses) gains, net	(898)	1,227	1,868	1,256	13,122
Fee, commission, and other revenue	513	126	253	6,217	6,207
Total revenue (loss)	112,094	105,780	216,639	211,281	209,196
Benefits and expenses:
Net benefits and expenses	109,739	94,336	192,660	145,737	144,730
General and administrative and commission	9,089	7,587	18,172	17,628	19,666
Change in deferred acquisition costs, net	5,748	5,244	13,319	14,925	14,263
Total benefits and expenses	124,576	107,167	224,151	178,290	178,659
Pretax income (loss)	(12,482)	(1,387)	(7,512)	32,991	30,537
Eliminations
Revenue:
Fee, commission, and other revenue	(20,168)	(19,952)	(39,324)	(43,126)	(33,188)
Total revenue (loss)	(20,168)	(19,952)	(39,324)	(43,126)	(33,188)
Benefits and expenses:
General and administrative and commission	(20,168)	(19,952)	(39,324)	(43,126)	(33,188)
Total benefits and expenses	$ (20,168)	$ (19,952)	$ (39,324)	$ (43,126)	$ (33,188)